Impairment losses in Jaguar Land Rover	12 Months Ended
Mar. 31, 2020
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Impairment losses in Jaguar Land Rover

17.	Impairment losses in Jaguar Land Rover
The Company is of the view that the operations of its subsidiary Jaguar Land Rover (JLR) represent a single cash-generating unit (‘CGU’).
In response to the annual requirement of IAS 36, and also the economic impact of COVID-19 and market capitalization of Tata Motors, management performed an impairment assessment as at March 31, 2020.
For the current year assessment, the recoverable value was determined using the value in use (“VIU”) approach outlined in IAS 36. No impairment was identified as the CGU recoverable amount exceeded its carrying amount by Rs. 35,543.1 million (GBP 380 million). The impairment loss recorded in the previous year was not reversed because it was considered that there was no significant change in the headroom associated with the CGU.
The Company has considered it appropriate to undertake the impairment assessment with reference to the latest business plan that was in effect as at the reporting date. The business plan includes a five-year cash flow forecast and contains growth rates that are primarily a function of the JLR’s Cycle Plan assumptions, historic performance and management’s expectation of future market developments through to 2024/25. In forecasting the future cash flows management have given due consideration to the risks that have arisen due to the current economic uncertainty and those arising due to the economic impact of COVID-19.
The Company has assessed the impact of
COVID-19
and adjusted the cash flow forecast to reflect the latest Cycle Plan changes, including investment spend and new vehicle volume forecast. Additionally, the Company has assessed the potential impacts of changes, if any, of a severe downside on volume in the short term impacted by
COVID-19
pandemic. The potential impact of reasonably possible outcomes of volume scenarios has been included in the VIU calculations through an adjustment in the discount rate.
The key assumptions used to determine the CGU VIU were as follows:

•	Growth rate applied beyond approved forecast period - calculated based on the weighted average long term GDP forecasts based on JLRs geographical sales footprint.

•
Discount rate
- the discount rate is calculated with reference to a weighted average cost of capital (WACC) calculated by reference to an industry peer group. Inputs include risk-free rate, equity risk premium and risk adjustments based on company-specific risk factors including risks associated with uncertainty in relation to the short-term impact of
COVID-19,
Brexit and possible US tariffs.

•
Forecast vehicles volumes
- the
5-year
volumes have been validated against industry standard external data for market segment and geography and adjusted to reflect historical experience and latest Cycle Plan assumptions;

•
Terminal value variable profit
- the
5-year
variable profit forecasts are comprised of revenue, variable marketing, warranty costs, material costs and other variable costs. These values have been validated against historical performance rather than internal targets and adjusted for execution risk by further constraining cash flow estimates. The business has a range of vehicles and models at different stages in their product lifecycle. This variability drives different contribution levels for each product throughout the assessment period. When considering the cash flows to model into perpetuity, it is therefore necessary to derive a steady-state variable profit value based on the
5-year
volume set and associated implied variable profit levels;

•
Terminal value SG&A expenses
- SG&A expenses comprise a combination of fixed and variable costs and are subject to ambitious current business plans. For the
5-year
cash flow forecasts the ambition has been constrained by adjusting cashflows to reflect historical levels i.e. not including all of management’s planned actions for continued cost control. The terminal value assumption is held at similar levels to the
5-year
forecast period;

•
Terminal value capital expenditure
- the
5-year
cash flows timing and amount are prepared based on the latest Cycle Plan. The terminal value has been derived based the company’s best estimate of a maintenance levels of capital expenditure which has been derived from depreciation and amortization expectations and longer-term trends which are included in the VIU calculation. Expenditure on new models is excluded as “expansionary capital” unless expenditure is committed and substantively incurred as at the reporting date.

Sensitivity to Key Assumptions
The key assumptions that impact the value in use are considered to be those that (i) involve a significant amount of judgement and estimation and (ii) drive significant changes to the recoverable amount when flexed under reasonably possible outcomes.
As noted above, with a small level of headroom the VIU is sensitive to many reasonably possible changes, however, as a significant portion of the recoverable amount lies in the VIU terminal value, management have focussed disclosures on reasonably possible changes that impact the terminal value.
Given the inherent uncertainty about how risk may arise, and the interaction of volumes and cost management, management consider a net impact on terminal period cash flows to be the best means of indicating the sensitivity of the model to such changes in the terminal period.
The value of key assumptions used to calculate the recoverable amount are as follows:

	As at March 31,
	2020	2019
Growth rate applied beyond approved forecast period	1.9%	1.9%
Pre-tax discount rate	12.5%	11.8%
Terminal value variable profit (%GVR)	19.7%	22.6%
Terminal value capital expenditures (%GVR)	9.1%	11.0%
The table below shows the amount by which the value assigned to the key assumptions must change for the recoverable amount of the CGU to be equal to its carrying amount:

As at March 31*	% Change	Revised Assumption
Growth rate applied beyond approved forecast period	-17.8%	1.6%
Pre-tax discount rate	2.8%	12.9%
Terminal value variable profit (%GVR)	-0.9%	19.5%
Terminal value capital expenditures (%GVR)	1.9%	9.3%

*	For the year ended March 31, 2019, the recoverable amount of the CGU was equal to its carrying amount, therefore the above disclosure is not applicable.
In the impairment assessment performed by the company as at March 31, 2019, the recoverable value was determined based on value in use (“VIU”), which was marginally higher than the fair value less cost of disposal (“FVLCD”) of the relevant assets of the CGU. The recoverable amount was lower than the carrying value of the CGU, and this resulted in an exceptional impairment charge of Rs. 278,379.1 million (GBP 3,105 million) being recognized for the year ended March 31, 2019.
The impairment loss of Rs. 278,379.1 million (GBP 3,105 million) has been allocated initially against goodwill of Rs. 81.1 million (GBP 1 million) and the relevant assets, and thereafter the residual amount has been allocated on a pro-rated
basis. This has resulted in Rs. 125,130.9 million ((GBP 1,396 million) allocated against tangible assets and Rs. 153,167.1 million (GBP 1,709 million) allocated against intangible assets.